Intangible assets - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Acquisition of intangible assets		$ 17,279
Impairment on intangible assets (note 27)	$ 13,017	0
Additions to intangible assets	550	1,543
Amortization expense	3,107	1,798
Arcola Energy Limited
Disclosure of detailed information about intangible assets [line items]
Acquisition of intangible assets		17,279
Additions to intangible assets	550	$ 1,543
Amortization expense	$ 13,017